Provision for credit losses (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Provision for credit losses
Provision for loan losses	159	141
Release of provision for loan and lease losses			93
Provision for lending-related and other exposures	11	46	14
Provision for credit losses	170	187	(79)
Bank
Provision for credit losses
Provision for loan losses	77	78	(136)
Provision for lending-related and other exposures	11	45	15
Provision for credit losses	88	123	(121)